ORGANIZATION (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
ORGANIZATION [Abstract]
ORGANIZATION
1.	ORGANIZATION

AFC Gamma, Inc. (the “Company” or “AFCG”) is a commercial real estate (“CRE”) finance company primarily engaged in originating, structuring, and underwriting senior secured loans and other types of loans. The Company was formed and commenced operations on July 31, 2020.  The Company is a Maryland corporation and completed its initial public offering (the “IPO”) in March 2021.  The Company is externally managed by AFC Management, LLC (“AFC Management” or the Company’s “Manager”), a Delaware limited liability company, pursuant to the terms of a management agreement (as amended, the “Management Agreement”).

The Company operates as one operating segment and is primarily focused on financing senior secured loans and other types of loans for established cannabis industry operators in states where medical and /or adult use cannabis is legal.  These loans are generally held for investment and are secured, directly or indirectly, by real estate, equipment, licenses and/or other assets of borrowers depending on the applicable laws and regulations governing such borrowers.

The Company intends to elect to be taxed as a real estate investment trust (“REIT”) for United States federal income tax purposes under the Internal Revenue Code of 1986, as amended (the “Code”), commencing with its taxable year ended December 31, 2020.  The Company generally will not be subject to United States federal income taxes on its REIT taxable income as long as it annually distributes all of its REIT taxable income prior to the deduction for dividends paid to stockholders and complies with various other requirements as a REIT.

1.	ORGANIZATION

AFC Gamma, Inc. (the “Company” or “AFCG”) is a commercial real estate (“CRE”) finance company primarily engaged in originating, structuring, underwriting and managing senior secured loans and other types of loans. The Company was formed and commenced operations on July 31, 2020. The Company is a Maryland corporation and is externally managed by AFC Management, LLC (“AFC Management” or the Company’s “Manager”), a Delaware limited liability company, pursuant to the terms of a management agreement (the “Management Agreement”).

The Company operates as one operating segment and is primarily focused on financing senior secured loans and other types of loans for established cannabis industry operators in states where medical and / or adult use cannabis is legal. These loans are generally held for investment and are secured, directly or indirectly, by real estate, equipment, licenses and/or other assets of borrowers depending on the applicable laws and regulations governing such borrowers.

The Company will elect to be taxed as a real estate investment trust (“REIT”) for United States federal income tax purposes under the Internal Revenue Code of 1986, as amended (“the “Code”), commencing with its taxable year ending December 31, 2020. The Company generally will not be subject to United States federal income taxes on its REIT taxable income as long as it annually distributes all of its REIT taxable income prior to the deduction for dividends paid to stockholders and complies with various other requirements as a REIT.

If, on the five-year anniversary of the Initial Closing Date, the Company is not a publicly traded company with its common stock listed on a Securities Exchange, then, subject to any required approvals by the Board and its stockholders, the Company will immediately take all necessary action to undertake an orderly liquidation and sale of its assets and will distribute any net sale proceeds therefrom, after the payment or adequate provision for all known debts and liabilities and any preferential rights of the holders of any then-outstanding shares of preferred stock, pro rata to the holders of common stock, following which the Company shall terminate and dissolve. Subject to applicable law, the Company intends to complete any such process of liquidation, termination and dissolution over a period of three to five years. In the event that the listing of the Company’s common stock on a Securities Exchange occurs on or before the five-year anniversary of the Initial Closing Date, the Company shall have a perpetual existence.